Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 3,281,892	$ 812,884
Prepaid expenses - current	736,671	740,784	6,154
Total current assets	4,018,563	1,553,668	6,154
Prepaid expenses - long term		138,105
Investments held in Trust Account	320,043,033	320,016,430
Deferred offering costs associated with the initial public offering			126,750
Total Assets	324,061,596	321,708,203	132,904
Current liabilities:
Accounts payable	204,192	194,638	9,000
Accrued expenses	4,504,915	3,295,396	100,000
Due to related party	997,033	559,409	0
Note payable - related party			17,750
Working capital loan – related party	3,000,000
Total current liabilities	8,706,140	4,049,443
Deferred underwriting commissions	11,200,000	11,200,000
Total liabilities	19,906,140	15,249,443	126,750
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,000,000 and -0- shares issued and outstanding, at $10.00 per share as of December 31, 2021 and 2020, respectively	320,000,000	320,000,000
Shareholders' Equity (Deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	0	0	24,200
Accumulated deficit	(15,845,448)	(13,542,144)	(18,846)
Total shareholders' equity (deficit)	(15,844,544)	(13,541,240)	6,154
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	324,061,596	321,708,203	132,904
Previously Reported [Member]
Current liabilities:
Total current liabilities		40,490,443	126,750
Common Class A [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,000,000 and -0- shares issued and outstanding, at $10.00 per share as of December 31, 2021 and 2020, respectively	320,000,000	320,000,000
Shareholders' Equity (Deficit)
Common Stock, Value, Issued	104	104
Common Class B [Member]
Shareholders' Equity (Deficit)
Common Stock, Value, Issued	$ 800	$ 800	$ 800